SEGMENT AND GEOGRAPHICAL INFORMATION - Revenues (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from contracts with customers	[1]	$ 509,048	$ 1,123,110	$ 1,060,113
Related party
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from related parties		31,400	206,000	283,300
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from contracts with customers		320,626	645,112	427,111
Italy
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from contracts with customers		60,943	139,506	126,195
Rest of world
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from contracts with customers		$ 127,479	$ 338,492	$ 506,807

[1]	In fiscal year 2023, we had related-party transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. Due to the step-up investment by TZE SG in August 2024, SunPower and TotalEnergies S.E. and its affiliates are no longer related parties to the Company and the related party balance relates to that with TCL Zhonghuan Renewal Energy Co. Ltd and its affiliates. These related-party transactions are recorded within the “Revenue,” “Cost of revenue,” “Operating expenses: Research and development and Sales, general and administrative,” and “Other expense, net: Interest expense” financial statement line items in our Consolidated Statements of Operations (see Note 3, Note 4 and Note 10).